                                                    [LOGO]

                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities, Inc.
                                                         annual report
                                                         JULY 31, 2001

FORTIS SECURITIES, INC. ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             8

  STATEMENT OF OPERATIONS                                         8

  STATEMENTS OF CHANGES IN NET ASSETS                             9

  NOTES TO FINANCIAL STATEMENTS                                  10

  INDEPENDENT AUDITORS' REPORT                                   12

  DIRECTORS AND OFFICERS                                         13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information
 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT WWW.FFG.US.FORTIS.COM.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                    FORTIS
                                                  SECURITIES
                                                     INC.
                                                 -------------
JULY 31, 2001:
TOTAL NET ASSETS.............................    $101,318,829
MARKET PRICE PER SHARE.......................    $      7.940
SHARES OUTSTANDING...........................      12,744,624

FOR THE YEAR ENDED JULY 31, 2001:
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $       8.17
  End of year................................    $       7.95

DISTRIBUTIONS FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $  8,740,367
  Dividends per share........................    $       .688

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds-Investment Grade      69.2%
Corporate Bonds-Non-Investment Grade  23.3%
U.S. Government Agencies               3.0%
Cash Equivalents/Receivables           2.7%
U.S. Treasury Securities               1.8%

TOP 10 HOLDINGS AS OF 7/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Time Warner Entertainment (8.375%) 2033                 2.0%
 2.  Telecommunications, Inc. (9.80%) 2012                   1.8%
 3.  U.S. Treasury Bond (6.125%) 2029                        1.7%
 4.  CSX Corp. (7.95%) 2027                                  1.6%
 5.  News America Holdings, Inc. (8.875%) 2023               1.6%
 6.  Quebec (Province of) (8.80%) 2003                       1.6%
 7.  Worldcom, Inc. (8.25%) 2010                             1.6%
 8.  Noranda, Inc. (8.625%) 2002                             1.5%
 9.  Ford Motor Co. (7.45%) 2031                             1.5%
10.  Columbia Gas Systems (7.62%) 2025                       1.4%

DEAR SHAREHOLDER:

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibilities as investment sub-adviser for Fortis Securities, Inc. on April 2, 2001. For the year ended July 31, 2001, the fund returned 13.55% at market value and its distribution yield was 8.46%.

WHY DID THE FUND PERFORM THIS WAY?

In the second quarter of 2001 we focused mainly on the high yield component of our portfolio. With defaults still running well above average, we are focused on the effort to ride out this period of extreme volatility, which has hit the technology and telecommunications sectors particularly hard. Our view is that the selling pressure has become indiscriminate with regard to certain issuers in the sector and we are emphasizing the handful of issuers that we believe, are long-term survivors. Many issues are yielding in excess of 25% as the market struggles to determine which companies will successfully emerge from the current shakeout. The portfolio's exposure to these sectors has reduced the overall total return of the portfolio in recent months, but we feel that the above market yield and the potential price appreciation compensate us for the risk. Away from our high-yield exposure, our long-dated investment grade corporate bonds continued to perform quite well due mainly to the positive sentiment generated by the Fed's accommodative actions.

WHAT IS YOUR OUTLOOK?

We remain heavily weighted in corporate bonds, as there are signs that corporations are becoming more focused on reducing leverage and improving their financial flexibility. In addition, the Fed's aggressive easing of monetary policy is generally beneficial to corporate issuers. Our optimism is tempered, however, by concern over the economy's current reliance on the consumer, particularly in light of the steady stream of corporate downsizing announcements. We will continue to be active in technology and telecommunications, and will work toward minimizing our exposure to defaults, while positioning the portfolio to take advantage of any sentiment swings in this sector.

Sincerely,

/s/ David M. Znamierowski

David M. Znamierowski
President

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 2001

CORPORATE BONDS-INVESTMENT GRADE-69.24%
--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             ACCOMMODATION AND FOOD SERVICE-TRAVELER-1.00%
$1,000,000   Hilton Hotels Corp., 8.25%, 2-15-2011........   BBB-         $   993,505   $  1,010,955
                                                                          -----------   ------------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT -1.77%
 1,100,000   Marconi Corp. plc, 8.375%, 9-15-2030.........   BBB+             937,166        804,522
 1,000,000   Motorola, Inc., 7.625%, 11-15-2010...........   A-               950,084        992,730
                                                                          -----------   ------------
                                                                            1,887,250      1,797,252
                                                                          -----------   ------------
             COMPUTER MANUFACTURING-NAVIGATIONAL,
             MEASURING AND CONTROL INSTRUMENTS-1.91%
 1,000,000   Lockheed Martin Corp., 7.875%, 3-15-2023.....   BBB-             943,624        997,373
 1,000,000   Raytheon Co., 7.20%, 8-15-2027...............   BBB-             883,219        933,916
                                                                          -----------   ------------
                                                                            1,826,843      1,931,289
                                                                          -----------   ------------
             COURIERS-1.00%
 1,000,000   Federal Express, 7.84%, Pass Thru Certificate
               Ser 1996-B2 1-30-2018......................   BBB+           1,000,000      1,011,650
                                                                          -----------   ------------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-2.14%
 1,000,000   Comcast Cable Communications, Inc., 8.50%,
               5-1-2027...................................   BBB              998,355      1,097,848
 1,000,000   Cox Enterprises, Inc., 8.00%, 2-15-2007
               (g)........................................   BBB              971,726      1,070,733
                                                                          -----------   ------------
                                                                            1,970,081      2,168,581
                                                                          -----------   ------------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-2.56%
 1,500,000   News America Holdings, Inc., 8.875%,
               4-26-2023..................................   BBB-           1,487,452      1,619,998
 1,000,000   Paramount Communications, Inc., 7.50%,
               7-15-2023..................................   A-               944,651        977,819
                                                                          -----------   ------------
                                                                            2,432,103      2,597,817
                                                                          -----------   ------------
             ENTERTAINMENT-RADIO AND TELEVISION
             BROADCASTING-2.61%
 1,000,000   AT&T Corp. -- Liberty Media Corp., 8.25%,
               2-1-2030...................................   BBB-             992,090        850,270
 1,000,000   Belo Corp., 7.25%, 9-15-2027.................   BBB-             828,289        881,480
 1,000,000   Hearst Argyle Television, Inc., 7.00%,
               1-15-2018..................................   BBB-             873,706        910,786
                                                                          -----------   ------------
                                                                            2,694,085      2,642,536
                                                                          -----------   ------------
             FINANCE-COMMERCIAL BANKING-1.05%
 1,000,000   Comerica Bank, 7.875%, 9-15-2026.............   A-               988,570      1,063,800
                                                                          -----------   ------------
             FINANCE-INSURANCE CARRIERS-3.20%
 1,000,000   Mony Group, 8.35%, 3-15-2010.................   A-               998,091      1,074,298
 1,000,000   ReliaStar Financial Corp., 8.00%,
               10-30-2006.................................   A+               997,135      1,095,705
 1,000,000   Travelers Property Casualty Corp., 7.75%,
               4-15-2026..................................   A+               925,794      1,075,897
                                                                          -----------   ------------
                                                                            2,921,020      3,245,900
                                                                          -----------   ------------
             FINANCE-NONDEPOSITORY CREDIT BANKING-1.03%
 1,000,000   General Motors Acceptance Corp., 6.75%,
               1-15-2006..................................   A              1,010,926      1,039,853
                                                                          -----------   ------------
             FINANCE-REAL ESTATE INVESTMENT TRUST-1.91%
 1,000,000   EOP Operating LP, 7.50%, 4-19-2029...........   BBB+             924,275        974,319
 1,000,000   Spieker Properties, Inc., 7.50%, 10-1-2027...   BBB+             907,898        965,953
                                                                          -----------   ------------
                                                                            1,832,173      1,940,272
                                                                          -----------   ------------
             FOREIGN GOVERNMENTS-1.59%
 1,500,000   Quebec (Province of), 8.80%, 4-15-2003.......   A+             1,637,670      1,608,361
                                                                          -----------   ------------
             HEALTH CARE-OUTPATIENT CARE CENTERS-0.71%
   700,000   HealthSouth Corp., 8.50%, 2-1-2008...........   BBB-             700,000        719,250
                                                                          -----------   ------------
             INFORMATION-CABLE AND OTHER PROGRAM
             DISTRIBUTION-3.78%
 1,500,000   Telecommunications, Inc., 9.80%, 2-1-2012....   A              1,658,835      1,810,378
 1,800,000   Time Warner Entertainment, 8.375%,
               7-15-2033..................................   BBB+           1,733,453      2,021,269
                                                                          -----------   ------------
                                                                            3,392,288      3,831,647
                                                                          -----------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-2.03%
   650,000   Nortel Networks Corp., 6.875%, 9-1-2023......   BBB              496,880        458,471
 1,500,000   Worldcom, Inc., 8.25%, 5-15-2010.............   BBB+           1,491,345      1,596,658
                                                                          -----------   ------------
                                                                            1,988,225      2,055,129
                                                                          -----------   ------------
             INFORMATION-TELECOMMUNICATIONS
             SATELLITE-0.38%
   500,000   PanAmSat Corp., 6.875%, 1-15-2028............   BBB-             381,102        383,005
                                                                          -----------   ------------

--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-3.54%
$1,000,000   ALLTEL Corp., 6.80%, 5-1-2029................   A            $   867,345   $    916,136
 1,000,000   AT&T Corp., 6.50%, 3-15-2029.................   A                786,463        876,604
 1,250,000   Sprint Capital Corp., 6.875%, 11-15-2028.....   BBB+           1,045,737      1,122,289
   750,000   US West Capital Funding, Inc., 6.50%,
               11-15-2018.................................   BBB+             636,514        673,516
                                                                          -----------   ------------
                                                                            3,336,059      3,588,545
                                                                          -----------   ------------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-1.10%
 1,000,000   AT&T Wireless Services, Inc., 8.75%, 3-1-2031
               (g)........................................   BBB              999,133      1,106,839
     8,319   Voicestream Wireless Corp., 10.375%,
               11-15-2009.................................   A-                 5,631          9,494
                                                                          -----------   ------------
                                                                            1,004,764      1,116,333
                                                                          -----------   ------------
             MACHINERY MANUFACTURING-ENGINE, TURBINE AND
             POWER TRANSMISSION EQUIPMENT-0.17%
   170,000   Briggs & Stratton Corp., 8.875%, 3-15-2011
               (g)........................................   BBB-             166,568        173,400
                                                                          -----------   ------------
             MANUFACTURING-MOTOR VEHICLE -2.82%
 1,000,000   Daimler Chrysler, 8.50%, 1-18-2031...........   A-               992,202      1,115,296
 1,500,000   Ford Motor Co., 7.45%, 7-16-2031.............   A              1,352,737      1,511,612
   225,000   Navistar International Corp., 9.375%,
               6-1-2006 (g)...............................   BBB-             225,000        233,438
                                                                          -----------   ------------
                                                                            2,569,939      2,860,346
                                                                          -----------   ------------
             MANUFACTURING-MOTOR VEHICLE PARTS -0.98%
 1,000,000   TRW, Inc., 7.75%, 6-1-2029...................   BBB              990,996        995,570
                                                                          -----------   ------------
             MINING-METAL ORE-1.53%
 1,500,000   Noranda, Inc., 8.625%, 7-15-2002.............   BBB            1,494,960      1,545,504
                                                                          -----------   ------------
             PETROLEUM AND COAL-NATURAL GAS
             DISTRIBUTION-2.48%
 1,500,000   Columbia Gas Systems, 7.62%, Ser G
               11-28-2025.................................   BBB            1,424,512      1,466,595
 1,000,000   Semco Energy, Inc., 8.95%, 7-1-2003..........   BBB              998,391      1,047,121
                                                                          -----------   ------------
                                                                            2,422,903      2,513,716
                                                                          -----------   ------------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-3.11%
   850,000   Burlington Resources, 9.125%, 10-1-2021......   A-               940,667      1,023,056
 1,000,000   Conoco, Inc., 6.95%, 4-15-2029...............   A-               883,122        987,730
 1,000,000   Occidental Petroleum Corp., 8.45%,
               2-15-2029..................................   BBB              986,072      1,141,533
                                                                          -----------   ------------
                                                                            2,809,861      3,152,319
                                                                          -----------   ------------
             PETROLEUM AND COAL-PRODUCTS MANUFACTURING
             -1.15%
 1,000,000   Valero Energy Corp., 8.75%, 6-15-2030........   BBB-           1,044,820      1,165,947
                                                                          -----------   ------------
             PIPELINE-TRANSPORTATION OF NATURAL GAS-2.87%
 1,000,000   CMS Panhandle Holding Co., 7.00%,
               7-15-2029..................................   BBB-             873,946        851,789
 1,000,000   El Paso Energy Corp., 8.05%, 10-15-2030......   BBB            1,000,954      1,054,745
 1,000,000   Williams Companies, Inc., 7.625%,
               7-15-2019..................................   BBB-             971,160      1,001,223
                                                                          -----------   ------------
                                                                            2,846,060      2,907,757
                                                                          -----------   ------------
             PUBLIC-EXECUTIVE, LEGISLATIVE AND GOVERNMENT
             SUPPORT-1.02%
 1,000,000   New York (City of), 10.00%, General
               Obligation Taxable Bond Ser D 8-1-2005.....   A              1,030,000      1,030,000
                                                                          -----------   ------------
             REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
             EQUIPMENT RENTAL AND LEASING-2.02%
 1,000,000   Amerco, Inc., 7.20%, 4-1-2002................   BBB              990,048        997,506
 1,000,000   ERAC USA Finance Co., 8.00%, 1-15-2011 (g)...   BBB+           1,000,000      1,049,492
                                                                          -----------   ------------
                                                                            1,990,048      2,046,998
                                                                          -----------   ------------
             RECREATION-GAMBLING INDUSTRIES-2.36%
 1,000,000   MGM Mirage, Inc., 8.50%, 9-15-2010...........   BBB-             994,386      1,059,925
 1,250,000   Park Place Entertainment Corp., 8.50%,
               11-15-2006.................................   BBB-           1,240,100      1,331,609
                                                                          -----------   ------------
                                                                            2,234,486      2,391,534
                                                                          -----------   ------------
             RETAIL-DEPARTMENT STORES-2.62%
 1,000,000   Federated Department Stores, Inc., 8.50%,
               6-1-2010...................................   BBB+           1,014,834      1,111,629
   500,000   May Department Stores Co., 8.50%, 6-1-2019...   A+               499,055        568,552
 1,000,000   Sears Roebuck Acceptance, 6.25%, 5-1-2009....   A-               886,875        975,731
                                                                          -----------   ------------
                                                                            2,400,764      2,655,912
                                                                          -----------   ------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 2001

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             RETAIL-GROCERY STORES-2.18%
$1,000,000   Albertson's, Inc., 8.70%, 5-1-2030...........   BBB+         $ 1,078,122   $  1,144,830
 1,000,000   Fred Meyer, Inc., 7.45%, 3-1-2008............   BBB-             954,466      1,064,108
                                                                          -----------   ------------
                                                                            2,032,588      2,208,938
                                                                          -----------   ------------
             TRANSPORTATION-AIR SCHEDULED-1.28%
 1,200,000   Delta Air Lines, Inc., 10.50%, 4-30-2016.....   BBB            1,432,822      1,295,436
                                                                          -----------   ------------
             TRANSPORTATION-RAIL-3.29%
 1,500,000   CSX Corp., 7.95%, 5-1-2027...................   BBB            1,357,133      1,626,693
   500,000   CSX Corp., 8.625%, 5-15-2022.................   BBB              523,436        569,857
 1,000,000   Norfolk Southern Corp., 8.625%, 5-15-2010....   BBB            1,004,200      1,132,609
                                                                          -----------   ------------
                                                                            2,884,769      3,329,159
                                                                          -----------   ------------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-2.34%
   756,098   Niagara Mohawk Power Co., 7.625%, Ser F
               10-1-2005..................................   BBB-             743,583        790,379
 1,000,000   NRG Energy, Inc., 8.00%, 11-1-2003...........   BBB-             998,702      1,048,989
   500,000   Sierra Pacific Power Co., 8.00%, Ser A
               6-1-2008 (g)...............................   BBB+             499,598        528,892
                                                                          -----------   ------------
                                                                            2,241,883      2,368,260
                                                                          -----------   ------------
             WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
             COLLECTION-0.47%
   500,000   USA Waste Management, Inc., 7.125%,
               12-15-2017.................................   BBB              426,835        474,614
                                                                          -----------   ------------
             WHOLESALERS-LUMBER AND OTHER CONSTRUCTION
             MATERIALS-3.24%
 1,000,000   Abitibi Consolidated, Inc., 8.85%,
               8-1-2030...................................   BBB-           1,066,317      1,068,869
 1,150,000   Georgia-Pacific Group, 9.625%, 3-15-2022.....   BBB-           1,179,117      1,191,850
 1,000,000   Westvaco Corp., 8.20%, 1-15-2030.............   BBB            1,020,766      1,021,949
                                                                          -----------   ------------
                                                                            3,266,200      3,282,668
                                                                          -----------   ------------
             TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                $66,283,166   $ 70,150,253
                                                                          ===========   ============

CORPORATE BONDS-NON-INVESTMENT GRADE-23.25%
--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             CHEMICAL MANUFACTURING-BASIC CHEMICAL
             MANUFACTURING -0.49%
$  500,000   Hercules, Inc., 11.125%, 11-15-2007 (g)......   B+           $   500,000   $    495,000
                                                                          -----------   ------------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT -0.96%
 1,500,000   Lucent Technologies, Inc., 6.45%,
               3-15-2029..................................   BB-            1,099,794        975,000
                                                                          -----------   ------------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-0.57%
    50,000   Adelphia Communications Corp., 10.875%,
               10-1-2010..................................   B+                40,692         50,250
   500,000   Callahan Nordrhein-Westfalen, 14.00%,
               7-15-2010..................................   B-               500,000        365,000
   250,000   eKabel Hessen GMBH, 14.50%, 9-1-2010.........   B-               246,879        162,500
                                                                          -----------   ------------
                                                                              787,571        577,750
                                                                          -----------   ------------
             ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
             DATABASE PUBLISHERS-0.47%
   500,000   Primedia, Inc., 8.50%, Ser B 2-1-2006........   BB-              501,057        477,500
                                                                          -----------   ------------
             FINANCE-NONDEPOSITORY CREDIT BANKING-0.23%
   316,695   Sandia Mtg Corp., 9.14%, 1991-A Variable Rate
               Pass Thru Certificate Class B 8-1-2018
               (e)........................................   NR               260,017        232,771
                                                                          -----------   ------------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-0.27%
   250,000   Sovereign Bancorp, Inc., 10.50%,
               11-15-2006.................................   BB+              239,055        269,687
                                                                          -----------   ------------
             FOREIGN GOVERNMENTS-0.30%
   300,000   Brazil (Republic of), 11.625%, 4-15-2004.....   BB-              298,283        302,250
                                                                          -----------   ------------
             HEALTH CARE-GENERAL MEDICAL AND SURGICAL
             HOSPITALS-1.40%
   500,000   HealthSouth Corp., 10.75%, 10-1-2008.........   BB+              496,926        547,500
   200,000   IASIS Healthcare Corp., 13.00%, 10-15-2009...   B-               198,000        201,000
   250,000   Tenet Healthcare Corp., 8.625%, 1-15-2007....   BB-              259,220        263,125
   400,000   Triad Hospitals, Inc., 8.75%, 5-1-2009 (g)...   B-               400,000        412,000
                                                                          -----------   ------------
                                                                            1,354,146      1,423,625
                                                                          -----------   ------------

--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             HEALTH CARE-MEDICAL AND DIAGNOSTIC
             LABORATORIES-0.45%
$  390,000   Unilab Finance Corp., 12.75%, 10-1-2009......   B-           $   391,289   $    452,400
                                                                          -----------   ------------
             HEALTH CARE-OUTPATIENT CARE CENTERS-0.52%
   540,000   Select Medical Corp., 9.50%, 6-15-2009 (g)...   B                540,000        526,500
                                                                          -----------   ------------
             INFORMATION-CABLE AND OTHER PROGRAM
             DISTRIBUTION-1.37%
   675,000   Charter Communications Holdings, 10.00%,
               5-15-2011 (g)..............................   B+               682,427        685,125
   260,000   Charter Communications Holdings, 8.625%,
               4-1-2009...................................   B+               246,080        248,950
   750,000   NTL Communications Corp., 13.20%, Ser B
               10-1-2008 (Zero coupon through 10-1-2003,
               thereafter 12.375%) (f)....................   B-               561,331        330,000
   250,000   United International Holdings, Inc., 10.75%,
               Ser B 2-15-2008 (Zero coupon through
               2-15-2003, thereafter 10.75%) (f)..........   B-               214,382         85,000
   100,000   United Pan-Europe Communications N.V.,
               10.875%, Ser B 8-1-2009....................   B-                80,023         39,000
                                                                          -----------   ------------
                                                                            1,784,243      1,388,075
                                                                          -----------   ------------
             INFORMATION-OTHER INFORMATION SERVICES-0.03%
   500,000   PSINet, Inc., 11.00%, 8-1-2009 (a)...........   D                316,569         27,500
                                                                          -----------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-2.35%
   250,000   Asia Global Crossing Ltd., 13.375%,
               10-15-2010.................................   B+               245,182        191,250
   750,000   Global Crossing Holdings Ltd., 9.50%,
               11-15-2009.................................   BB               729,737        562,500
   300,000   International Cabletel, Inc., 11.50%, Ser B
               2-1-2006...................................   B-               298,905        198,000
    50,000   Level 3 Communications, Inc., 11.00%,
               3-15-2008..................................   CCC+              23,045         28,500
   600,000   Level 3 Communications, Inc., 9.125%,
               5-1-2008...................................   CCC+             276,996        327,000
   130,000   Metromedia Fiber Network, Inc., 10.00%,
               12-15-2009.................................   B+                86,340         35,750
 1,205,000   Metromedia Fiber Network, Inc., 10.00%, Ser B
               11-15-2008.................................   B+               807,917        331,375
   500,000   Spectrasite Holdings, Inc., 10.75%, Ser B
               3-15-2010..................................   B-               438,096        385,000
   185,000   Williams Communications Group, Inc., 10.70%,
               10-1-2007..................................   B+                74,307         79,550
   190,000   Williams Communications Group, Inc., 11.70%,
               8-1-2008...................................   B+               104,979         81,700
   375,000   Williams Communications Group, Inc., 11.875%,
               8-1-2010...................................   B+               296,636        161,250
                                                                          -----------   ------------
                                                                            3,382,140      2,381,875
                                                                          -----------   ------------
             INFORMATION-TELECOMMUNICATIONS
             SATELLITE-0.77%
   750,000   Echostar Broadband Corp., 10.375%,
               10-1-2007..................................   B                750,000        780,937
                                                                          -----------   ------------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-1.37%
   250,000   Allegiance Telecom, Inc., 12.875%,
               5-15-2008..................................   B                223,900        223,750
   375,000   Hyperion Telecommunications, 12.25%, Ser B
               9-1-2004...................................   BB-              308,237        288,750
   880,000   McLeodUSA, Inc., 11.375%, 1-1-2009...........   CCC+             751,021        514,800
   200,000   Nextlink Communications, Inc., 12.125%,
               12-1-2009 (Zero coupon through 12-1-2004,
               thereafter 12.125%) (f)....................   CCC              136,590         30,000
   500,000   Nextlink Communications, L.L.C., 12.50%,
               4-15-2006..................................   CCC              500,000        182,500
   584,000   RCN Corp., 34.99%, Ser B 2-15-2008 (Zero
               coupon through 2-15-2003, thereafter 9.80%)
               (f)........................................   B-               152,261        146,000
                                                                          -----------   ------------
                                                                            2,072,009      1,385,800
                                                                          -----------   ------------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-2.23%
   500,000   Crown Castle International Corp., 9.375%,
               8-1-2011 (g)...............................   B                500,000        446,250
   750,000   Dobson Communications Corp., 10.875%,
               7-1-2010...................................   B                744,714        766,875
   500,000   Nextel Communications, Inc., 11.65%,
               9-15-2007 (Zero coupon through 9-15-2002,
               thereafter 10.65%) (f)                          B              432,686        375,000
   810,000   Nextel Communications, Inc., 9.375%,
               11-15-2009.................................   B                675,161        667,237
                                                                          -----------   ------------
                                                                            2,352,561      2,255,362
                                                                          -----------   ------------
             MACHINERY MANUFACTURING-INDUSTRIAL MACHINERY
             -0.26%
   250,000   Terex Corp., 10.375%, 4-1-2011 (e)...........   B                252,126        258,750
                                                                          -----------   ------------
             OTHER SERVICES-DEATH CARE SERVICES-0.66%
   750,000   Service Corp. International, 6.50%,
               3-15-2008..................................   BB-              509,457        593,438
    75,000   Stewart Enterprises, Inc., 10.75%, 7-1-2008
               (g)........................................   B+                75,000         78,750
                                                                          -----------   ------------
                                                                              584,457        672,188
                                                                          -----------   ------------
             PAPER, PULP AND PAPERBOARD MILLS-0.77%
   500,000   Stone Container Corp., 12.58%, 8-1-2016......   B                500,000        525,000
   250,000   Stone Container Corp., 9.75%, 2-1-2011.......   B                256,050        260,000
                                                                          -----------   ------------
                                                                              756,050        785,000
                                                                          -----------   ------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 2001

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                              Standard
                                                              & Poor's
 Principal                                                     Rating                      Market
  Amount                                                     (Unaudited)    Cost (b)     Value (c)
-----------                                                  -----------  ------------  ------------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-0.55%
$  300,000   Pogo Producing Co., 8.25%, Ser B 4-15-2011...   BB           $   300,000   $    297,000
   250,000   Swift Energy Co., 10.25%, 8-1-2009...........   B                254,217        264,688
                                                                          -----------   ------------
                                                                              554,217        561,688
                                                                          -----------   ------------
             PRIMARY METAL MANUFACTURING-IRON, STEEL MILLS
             AND FERROALLY -0.25%
   250,000   U.S. Steel L.L.C., 10.75%, 8-1-2008 (g)......   BB               246,997        251,250
                                                                          -----------   ------------
             RECREATION-GAMBLING INDUSTRIES-1.00%
   250,000   Argosy Gaming Co., 10.75%, 6-1-2009..........   B+               250,000        270,938
   250,000   Mandalay Resort Group, 7.625%, 7-15-2013.....   BB-              217,383        213,750
   500,000   Penn National Gaming, Inc., 11.125%, 3-1-2008
               (e)........................................   B-               500,000        523,750
                                                                          -----------   ------------
                                                                              967,383      1,008,438
                                                                          -----------   ------------
             RECREATION-OTHER AMUSEMENT AND RECREATION
             INDUSTRIES-0.65%
   650,000   Six Flags, Inc., 9.50%, 2-1-2009 (g).........   B                666,039        656,500
                                                                          -----------   ------------
             RETAIL-OTHER GENERAL MERCHANDISE STORES-0.98%
 1,000,000   K-Mart Corp., 8.375%, 12-1-2004..............   BB+              955,907        994,184
                                                                          -----------   ------------
             RETAIL-OTHER MOTOR VEHICLE DEALERS-0.25%
   240,000   United Rentals, Inc., 10.75%, 4-15-2008
               (g)........................................   BB               240,000        254,400
                                                                          -----------   ------------
             TRANSPORTATION-AIR SCHEDULED-0.52%
   500,000   Northwest Airlines Trust No. 2, 13.875%, Ser
               D 6-21-2008 (e)............................   NR               500,000        529,375
                                                                          -----------   ------------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-1.94%
   650,000   AES Corp., 9.50%, 6-1-2009...................   BB               645,993        663,000
   500,000   Kansas Gas & Electric, 7.60%, 12-15-2003.....   BB+              501,121        512,367
   785,000   Mission Energy Holding Co., 13.50%, 7-15-2008
               (g)........................................   BB-              767,773        790,888
                                                                          -----------   ------------
                                                                            1,914,887      1,966,255
                                                                          -----------   ------------
             UTILITIES-WATER, SEWAGE AND OTHER
             SYSTEMS-0.50%
   500,000   Azurix Corp., 10.75%, Ser B 2-15-2010........   BB               452,383        510,000
                                                                          -----------   ------------
             WASTE MANAGEMENT, ADMINISTRATIVE-SERVICES TO
             BUILDINGS AND DWELLINGS-0.52%
   580,000   Building One Services Corp., 10.50%,
               5-1-2009...................................   B+               561,309        530,700
                                                                          -----------   ------------
             WHOLESALERS-ELECTRICAL GOODS-0.62%
   650,000   Telecorp PCS, Inc., 10.625%, 7-15-2010.......   NR               601,601        625,625
                                                                          -----------   ------------
             TOTAL CORPORATE BONDS - NON-INVESTMENT
               GRADE......................................                $25,882,090   $ 23,556,385
                                                                          ===========   ============

U.S. GOVERNMENT SECURITIES-4.78%
--------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount                                                      Cost (b)     Value (c)
-----------                                                 ------------  ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION-0.72%
             MORTGAGE BACKED SECURITIES:
$   92,035   9.00% 2022...................................  $    97,874   $     99,377
   232,635   10.50% 2017..................................      248,338        259,280
    95,457   11.25% 2010..................................      103,242        107,436
   118,915   11.50% 2014-2015.............................      130,156        135,305
   113,499   11.75% 2010..................................      120,309        128,993
                                                            -----------   ------------
             TOTAL FEDERAL HOME LOAN MORTGAGE
               CORPORATION................................      699,919        730,391
                                                            -----------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.71%
             MORTGAGE BACKED SECURITIES:
   821,315   8.00% 2024-2025..............................      831,631        863,517
   364,926   10.50% 2014-2020.............................      388,399        406,798
   308,011   11.00% 2011-2018.............................      316,958        346,563
     6,917   11.25% 2011..................................        7,181          7,622
    27,473   12.00% 2014..................................       29,245         31,720
    70,632   12.50% 2015..................................       79,769         82,392
                                                            -----------   ------------
             TOTAL FEDERAL NATIONAL MORTGAGE
               ASSOCIATION................................    1,653,183      1,738,612
                                                            -----------   ------------

--------------------------------------------------------------------------------

 Principal                                                                   Market
  Amount                                                      Cost (b)     Value (c)
-----------                                                 ------------  ------------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION-0.60%
             MORTGAGE BACKED SECURITIES:
$  417,597   9.00% 2021...................................  $   420,924   $    452,721
   137,196   9.50% 2020...................................      142,812        151,403
                                                            -----------   ------------
             TOTAL GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION................................      563,736        604,124
                                                            -----------   ------------
             U.S. TREASURY SECURITIES-1.75%
             BONDS:
 1,650,000   6.125% 2029..................................    1,797,590      1,771,173
                                                            -----------   ------------
             TOTAL U.S. GOVERNMENT SECURITIES.............  $ 4,714,428   $  4,844,300
                                                            ===========   ============

COMMON STOCKS AND WARRANTS-0.00%
--------------------------------------------------------------------------------

                                                                             Market
  Shares                                                      Cost (b)     Value (c)
-----------                                                 ------------  ------------
             APPAREL MANUFACTURING-CUT AND SEW APPAREL
             -0.00%
       500   Hosiery Corp. of America, Inc. Class A (a)
               (e)........................................  $     8,460   $         50
                                                            -----------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-0.00%
       500   @Track Communications, Inc. (Warrants) (a)
               (e)........................................        5,000            700
                                                            -----------   ------------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-0.00%
       500   RSL (Warrants) (a) (e).......................          500             15
                                                            -----------   ------------
             TOTAL COMMON STOCKS AND WARRANTS.............       13,960            765
                                                            ===========   ============
             TOTAL LONG-TERM INVESTMENTS..................  $96,893,644   $ 98,551,703
                                                            ===========   ============

SHORT-TERM INVESTMENTS-1.57%
--------------------------------------------------------------------------------

 Principal                                                     Market
  Amount                                                     Value (c)
-----------                                                 ------------
             FINANCE-DEPOSITORY CREDIT BANKING-1.57%
$1,588,000   Repurchase Agreement, 3.77%, 8-1-2001........  $  1,588,000
     4,532   U.S. Bank N.A. Money Market Variable Rate
               Time Deposit, Current rate -- 3.70%........         4,532
                                                            ------------
             TOTAL SHORT-TERM INVESTMENTS.................     1,592,532
                                                            ------------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $98,486,176) (b)...........................  $100,144,235
                                                            ============

 (a) Presently non-income producing. For long-term securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 2001, the cost of securities for federal income tax purposes was $98,544,490 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  5,209,454
Unrealized depreciation.....................................    (3,609,709)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  1,599,745
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.56% of total net assets as of July 31, 2001.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired    Shares/Par  Security                                  Cost Basis
-------------    ----------  --------                                  ----------
1998                  500    @Track Communications, Inc. (Warrants) -
                               144A                                     $  5,000
1994                  500    Hosiery Corp. of America, Inc. Class A -
                               144A                                        8,460
1994              500,000    Northwest Airlines Trust No.2 due 2008      500,000
2001              500,000    Penn National Gaming, Inc. due 2008 -
                               144A                                      500,000
1996                  500    RSL (Warrants) - 144A                           500
1993              316,695    Sandia Mortgage Corp. due 2018 -
                               restricted                                260,017
2001              250,000    Terex Corp. due 2011 - 144A                 252,126
The aggregate value of these securities at July 31, 2001, was $1,545,411 which represents 1.53% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at July 31, 2001, was $8,759,457, which represents 8.65% of the total net assets.
  * Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

July 31, 2001

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $98,486,176) (Note 1).............................  $100,144,235
  Cash on deposit with custodian......................................           690
  Receivables:
    Investment securities sold........................................         3,778
    Interest and dividends............................................     2,163,153
    Other Receivables.................................................         4,590
                                                                        ------------
TOTAL ASSETS..........................................................   102,316,446
                                                                        ------------
LIABILITIES
  Dividends payable ($0.056 per share)................................       713,665
  Payable for investment securities purchased.........................       198,000
  Payable for investment advisory and management fees (Note 2)........        53,540
  Accounts payable and accrued expenses...............................        32,412
                                                                        ------------
TOTAL LIABILITIES.....................................................       997,617
                                                                        ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share-authorized
    15,000,000 shares; outstanding 12,744,624 shares..................   127,941,510
  Unrealized appreciation of investments..............................     1,658,059
  Excess distributions over net investment income.....................       (46,503)
  Accumulated net realized loss from sale of investments..............   (28,234,237)
                                                                        ------------
TOTAL NET ASSETS......................................................  $101,318,829
                                                                        ============
NET ASSET VALUE PER SHARE.............................................         $7.95
                                                                        ============

FORTIS SECURITIES, INC.

Statement of Operations

For the Year Ended July 31, 2001

--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income...................................................  $ 9,310,342
                                                                        -----------
  Expenses:
    Investment advisory and management fees (Note 2)..................      641,954
    Legal and auditing fees (Note 2)..................................       22,300
    Custodian fees....................................................        6,000
    Shareholders' notices and reports.................................       50,023
    Directors' fees and expenses......................................       16,000
    Exchange listing fees.............................................       35,000
    Other.............................................................        9,366
                                                                        -----------
  Total expenses......................................................      780,643
                                                                        -----------
NET INVESTMENT INCOME.................................................    8,529,699
                                                                        -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss on investments....................................   (7,018,179)
  Net change in unrealized appreciation or depreciation of
    investments.......................................................    4,487,469
                                                                        -----------
NET LOSS ON INVESTMENTS...............................................   (2,530,710)
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $ 5,998,989
                                                                        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                           FOR THE        FOR THE
                                                                         YEAR ENDED     YEAR ENDED
                                                                        JULY 31, 2001  JULY 31, 2000
                                                                        -------------  -------------
OPERATIONS
  Net investment income...............................................  $  8,529,699   $  8,901,599
  Net realized loss on investments....................................    (7,018,179)    (4,712,325)
  Net change in unrealized appreciation or depreciation on
    investments.......................................................     4,487,469     (1,068,856)
                                                                        ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................     5,998,989      3,120,418
                                                                        ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income..........................................    (8,740,367)    (8,675,509)
                                                                        ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 74,652 and 8,270 shares issued as a result of
    reinvested dividends, respectively................................       596,265         68,241
                                                                        ------------   ------------
TOTAL DECREASE IN NET ASSETS..........................................    (2,145,113)    (5,486,850)
NET ASSETS:
  Beginning of year...................................................   103,463,942    108,950,792
                                                                        ------------   ------------
  End of year (includes undistributed (excess of distributions over)
    net investment income of ($46,503) and $160,985, respectively)....  $101,318,829   $103,463,942
                                                                        ============   ============

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2001, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The fund amortizes original issue discount, long-term bond premium and market discount. For the year ended July 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $56,596,181 and $56,770,096, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect, if any, on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   On the Statement of Assets and Liabilities; due to permanent book-to-tax differences, accumulated net realized loss has been decreased $315,226, excess distributions over net investment income decreased by $3,180, resulting in a reclassification to reduce paid-in-capital by $318,406.

   For federal income tax purposes, the fund had a capital loss carryover of $28,175,923 at July 31, 2001, which, if not offset by subsequent capital gains, will expire in 2002 through 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

   REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

   ILLIQUID SECURITIES: At July 31, 2001, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2001, was $1,545,411 which represents 1.53% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   Shareholders will receive their dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the fund's financial position, statements of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (see Note 3), is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   As adviser for Fortis Securities, Inc., Hartford Investment Financial Services Company ("HIFSCO") has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of Fortis Securities, Inc. Pursuant to the sub-advisory agreement, HIMCO will regularly provide the fund with investment research, advise and supervision and furnish continuously an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

   Legal fees and expenses aggregating $1,900 for the year ended July 31, 2001, were paid to a law firm of which the secretary of the fund is a partner.

3. HARTFORD LIFE ACQUISITION: On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries. Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company with over $165 billion in assets. Prior to the acquisition, Fortis Advisers served as the investment adviser to the fund. Hartford Investment Financial Services Company ("HIFSCO"), a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the fund and Hartford Investment Management Company ("HIMCO"), a wholly-owned subsidiary of The Hartford, is now the investment sub-adviser to the fund. As a result of the acquisition, HIFSCO and HIMCO became respectively (with approval by the fund's Board of Directors) the interim investment adviser and interim investment sub-adviser to the fund. Shareholders of record on April 12, 2001 then approved a definitive investment advisory agreement with HIFSCO and a definitive investment sub-advisery agreement with HIMCO at a special meeting of the fund's shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as transfer agent and dividend disbursing agent to the fund.

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                           Year Ended July 31,
                                           ----------------------------------------------------
                                             2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.17   $   8.60   $   9.55   $   9.45   $   8.97
                                           --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .67        .70        .70        .73        .72
  Net realized and unrealized gain
    (loss) on investments...............       (.20)      (.44)      (.93)       .11        .49
                                           --------   --------   --------   --------   --------
Total from operations...................        .47        .26       (.23)       .84       1.21
                                           --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.69)      (.69)      (.72)      (.74)      (.70)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.03)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.69)      (.69)      (.72)      (.74)      (.73)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   7.95   $   8.17   $   8.60   $   9.55   $   9.45
                                           --------   --------   --------   --------   --------
Per-share market value, end of year.....   $  7.940   $  7.625   $  8.500   $  9.000   $  8.688
Total investment return, market
  value @...............................      13.55%     (1.59%)     2.34%     12.29%     20.27%
Total investment return, net asset
  value @@..............................       6.18%      4.10%     (2.43%)     9.50%     14.83%
Net assets end of year (000s omitted)...   $101,319   $103,464   $108,951   $120,721   $119,285
Ratio of expenses to average monthly net
  assets................................        .77%       .77%       .73%       .76%       .76%
Ratio of net investment income to
  average monthly net assets............       8.38%      8.42%      7.65%      7.68%      7.91%
Portfolio turnover rate.................         57%        65%        33%        44%       130%

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Securities, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Fortis Securities, Inc. as of July 31, 2001 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period ended
July 31, 2001 and the financial highlights for each of the years in the five-year period ended July 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Securities, Inc. as of July 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
September 7, 2001

DIRECTORS AND OFFICERS

DIRECTORS     Allen R. Freedman          DIRECTOR, FORTIS, INC., PRIOR TO JULY
                                           2000, CHAIRMAN AND CHIEF EXECUTIVE
                                           OFFICER, FORTIS, INC. AND MANAGING
                                           DIRECTOR OF FORTIS INTERNATIONAL,
                                           N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT; PRIOR
                                           TO JUNE 1999, PARTNER OF KPMG LLP
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           SENIOR VICE PRESIDENT, MARKETING AND
                                           NEW BUSINESS DEVELOPMENT, SELECT
                                           COMFORT CORPORATION, PRIOR TO 2000,
                                           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        THE WILLIAM E. MAYER PROFESSOR OF
                                           FINANCE AND CHAIR, FINANCE
                                           DEPARTMENT, UNIVERSITY OF MARYLAND,
                                           COLLEGE PARK, MD, CONSULTANT,
                                           INTERNATIONAL FINANCIAL INSTITUTIONS
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.
              David M. Znamierowski      SENIOR VICE PRESIDENT AND CHIEF
                                           INVESTMENT OFFICER OF HARTFORD LIFE,
                                           DIRECTOR AND SENIOR VICE PRESIDENT OF
                                           HIFSCO AND MANAGING DIRECTOR WITH HL
                                           ADVISORS

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISER              Hartford Investment Financial Services Company
                                P.O. BOX 1744, HARTFORD, CT 06144-1744

DIVIDEND DISBURSING AGENT       Hartford Administrative Services Company
                                P.O. BOX 64387, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Wells Fargo Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-

Underwritten and distributed through
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55165-0284

INVESTMENT MANAGER
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

INVESTMENT SUBADVISERS
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               PRSRT STD
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Securities, Inc.                                     THE HARTFORD
                                                       ----------------------

The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95387 9/01